Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” (CAP) to our CEO and, on an average basis, our other NEOs (in each case, as determined under SEC rules), our total shareholder return (TSR), the TSR of the S&P Entertainment Movies & Entertainment Index over the same period, our net income, and our financial performance measure for compensatory purposes, Adjusted EBITDA.
Pay Versus Performance Table
							Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for First CEO(1)	Compensation Actually Paid to First CEO(2)	Summary Compensation Table Total for Second CEO(1)	Compensation Actually Paid to Second CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(2)	TSR(4)	Peer Group TSR	Net Income (loss) ($ in thousands)(5)	Adjusted EBITDA ($ in thousands)(6)
2022	$0	$0	$1,923,775	($2,898,871)	$719,739	($309,341)	$52	$68	$108,928	$464,804
2021	$9,399,146	$4,272,063	$11,932,585	$11,876,588	$2,558,621	$2,705,666	$95	$136	$129,923	$498,136
2020	$7,246,316	$13,493,190	$0	$0	$1,577,395	$1,920,050	$76	$139	($423,380)	($231,000)
(1)
Mr. Michael Spanos served as CEO in fiscal 2020 and through November 14, 2021 in fiscal 2021. Mr. Selim Bassoul served as CEO in fiscal 2022 and from November 14, 2021 through December 31, 2021 in fiscal 2021.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation methodologies used to calculate such fair values did not materially differ from those disclosed at the time of grant. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	NEO Status	Summary Compensation Table Total	Subtract Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table	Add Year End Fair Value of Awards Granted that are Outstanding and Unvested	Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	Value as of Vesting Date of Equity Awards Granted and Vested	Change in Value of Equity Awards Granted in Prior Years that Vested	Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest	Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation	Compensation Actually Paid
2022	CEO2	$1,923,775	$33,329	$26,528	($4,763,415)	$0	($52,431)	$0	$0	($2,898,871)
2022	Other NEOs	$719,739	$333,393	$275,652	($67,782)	$0	($25,355)	($878,202)	$0	($309,341)
2021	CEO2	$11,932,585	$11,014,293	$10,767,758	$0	$106,620	$83,917	$0	$0	$11,876,588
2021	CEO1	$9,399,146	$3,237,810	$0	$0	$473,041	$2,315,807	($4,678,122)	$0	$4,272,063
2021	Other NEOs	$2,558,621	$399,970	$170,171	$327,201	$51,389	$237,433	($239,177)	$0	$2,705,666
2020	CEO1	$7,246,316	$6,306,400	$10,762,744	$1,429,592	$0	$350,080	$0	$10,858	$13,493,190
2020	Other NEOs	$1,577,395	$971,208	$1,195,000	$39,699	$52,209	$64,026	($37,070)	$0	$1,920,050
(3)
In 2022, the other NEOs were Mr. Gary Mick, Ms. Aimee Williams-Ramey, Mr. Stephen Purtell, and Mr. Sandeep Reddy. In 2021, the other NEOs were Mr. Reddy and Ms. Laura Doerre. In 2020, the other NEOs were Mr. Reddy, Mr. Marshall Barber, Mr. Lenny Russ, Ms. Doerre, Ms. Katherine Aslin and Mr. Brett Petit.

(4)
TSR is determined based on the value of an initial fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The TSR peer group consists of the S&P Entertainment Movies & Entertainment Index.

(5)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)	See Appendix B for the definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
In 2022, the other NEOs were Mr. Gary Mick, Ms. Aimee Williams-Ramey, Mr. Stephen Purtell, and Mr. Sandeep Reddy. In 2021, the other NEOs were Mr. Reddy and Ms. Laura Doerre. In 2020, the other NEOs were Mr. Reddy, Mr. Marshall Barber, Mr. Lenny Russ, Ms. Doerre, Ms. Katherine Aslin and Mr. Brett Petit.

Peer Group Issuers, Footnote [Text Block]
(4)
TSR is determined based on the value of an initial fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The TSR peer group consists of the S&P Entertainment Movies & Entertainment Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation methodologies used to calculate such fair values did not materially differ from those disclosed at the time of grant. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	NEO Status	Summary Compensation Table Total	Subtract Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table	Add Year End Fair Value of Awards Granted that are Outstanding and Unvested	Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	Value as of Vesting Date of Equity Awards Granted and Vested	Change in Value of Equity Awards Granted in Prior Years that Vested	Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest	Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation	Compensation Actually Paid
2022	CEO2	$1,923,775	$33,329	$26,528	($4,763,415)	$0	($52,431)	$0	$0	($2,898,871)
2022	Other NEOs	$719,739	$333,393	$275,652	($67,782)	$0	($25,355)	($878,202)	$0	($309,341)
2021	CEO2	$11,932,585	$11,014,293	$10,767,758	$0	$106,620	$83,917	$0	$0	$11,876,588
2021	CEO1	$9,399,146	$3,237,810	$0	$0	$473,041	$2,315,807	($4,678,122)	$0	$4,272,063
2021	Other NEOs	$2,558,621	$399,970	$170,171	$327,201	$51,389	$237,433	($239,177)	$0	$2,705,666
2020	CEO1	$7,246,316	$6,306,400	$10,762,744	$1,429,592	$0	$350,080	$0	$10,858	$13,493,190
2020	Other NEOs	$1,577,395	$971,208	$1,195,000	$39,699	$52,209	$64,026	($37,070)	$0	$1,920,050

Non-PEO NEO Average Total Compensation Amount			$ 719,739	$ 2,558,621	$ 1,577,395
Non-PEO NEO Average Compensation Actually Paid Amount			$ (309,341)	2,705,666	1,920,050
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation methodologies used to calculate such fair values did not materially differ from those disclosed at the time of grant. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. The following table details these adjustments:

Year	NEO Status	Summary Compensation Table Total	Subtract Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table	Add Year End Fair Value of Awards Granted that are Outstanding and Unvested	Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested	Value as of Vesting Date of Equity Awards Granted and Vested	Change in Value of Equity Awards Granted in Prior Years that Vested	Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest	Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation	Compensation Actually Paid
2022	CEO2	$1,923,775	$33,329	$26,528	($4,763,415)	$0	($52,431)	$0	$0	($2,898,871)
2022	Other NEOs	$719,739	$333,393	$275,652	($67,782)	$0	($25,355)	($878,202)	$0	($309,341)
2021	CEO2	$11,932,585	$11,014,293	$10,767,758	$0	$106,620	$83,917	$0	$0	$11,876,588
2021	CEO1	$9,399,146	$3,237,810	$0	$0	$473,041	$2,315,807	($4,678,122)	$0	$4,272,063
2021	Other NEOs	$2,558,621	$399,970	$170,171	$327,201	$51,389	$237,433	($239,177)	$0	$2,705,666
2020	CEO1	$7,246,316	$6,306,400	$10,762,744	$1,429,592	$0	$350,080	$0	$10,858	$13,493,190
2020	Other NEOs	$1,577,395	$971,208	$1,195,000	$39,699	$52,209	$64,026	($37,070)	$0	$1,920,050

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis on page 35. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and, as such, the CEO and non-CEO CAP each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis on page 35. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and, as such, the CEO and non-CEO CAP each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis on page 35. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and, as such, the CEO and non-CEO CAP each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures
We believe the table above shows the alignment between compensation actually paid to the NEOs and the Company’s performance, consistent with our compensation philosophy as described in our Compensation Discussion and Analysis on page 35. Specifically, a large portion of the NEOs’ compensation is reliant on TSR and, as such, the CEO and non-CEO CAP each year was aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. The charts below show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.

Tabular List [Table Text Block]
2022 Performance Measures
As noted above, the Compensation Committee believes in a holistic evaluation of the NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2022 compensation decisions are listed in the table to below, each of which is described in more detail in the CD&A under the section “2022 Compensation Program Element”.
Most Important Performance Measures
Adjusted EBITDA
Modified Cash Flow
Total Shareholder Return (TSR)

Total Shareholder Return Amount			$ 52	95	76
Peer Group Total Shareholder Return Amount			68	136	139
Net Income (Loss)			$ 108,928,000	$ 129,923,000	$ (423,380,000)
Company Selected Measure Amount			464,804,000	498,136,000	(231,000,000)
PEO Name	Mr. Selim Bassoul	Mr. Michael Spanos	Mr. Selim Bassoul		Mr. Michael Spanos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)	See Appendix B for the definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Modified Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Total Shareholder Return (TSR)
Michael Spanos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 9,399,146	$ 7,246,316
PEO Actually Paid Compensation Amount			0	4,272,063	13,493,190
Selim Bassoul [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,923,775	11,932,585	0
PEO Actually Paid Compensation Amount			(2,898,871)	11,876,588	0
PEO [Member] | Michael Spanos [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,237,810)	(6,306,400)
PEO [Member] | Michael Spanos [Member] | Year End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	10,762,744
PEO [Member] | Michael Spanos [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	1,429,592
PEO [Member] | Michael Spanos [Member] | Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				473,041	0
PEO [Member] | Michael Spanos [Member] | Change in Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,315,807	350,080
PEO [Member] | Michael Spanos [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,678,122)	0
PEO [Member] | Michael Spanos [Member] | Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	10,858
PEO [Member] | Selim Bassoul [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(33,329)	(11,014,293)
PEO [Member] | Selim Bassoul [Member] | Year End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			26,528	10,767,758
PEO [Member] | Selim Bassoul [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,763,415)	0
PEO [Member] | Selim Bassoul [Member] | Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	106,620
PEO [Member] | Selim Bassoul [Member] | Change in Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(52,431)	83,917
PEO [Member] | Selim Bassoul [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Selim Bassoul [Member] | Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock & Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(333,393)	(399,970)	(971,208)
Non-PEO NEO [Member] | Year End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			275,652	170,171	1,195,000
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(67,782)	327,201	39,699
Non-PEO NEO [Member] | Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	51,389	52,209
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(25,355)	237,433	64,026
Non-PEO NEO [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(878,202)	(239,177)	(37,070)
Non-PEO NEO [Member] | Value of Dividends or Earnings Paid on Stock or Option Awards not Otherwise Reflected in Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0